Concentrations of Credit Risk	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Risks and Uncertainties [Abstract]
Concentrations of Credit Risk
4.	Concentrations of Credit Risk
Financial instruments that potentially expose the Company to a concentration of credit risk consist principally of cash and cash equivalents that are primarily held by financial institutions in the United States and accounts receivable. Amounts on deposit with a financial institution may at times exceed federally insured limits. We maintain our cash accounts with high credit quality financial institutions and, accordingly, minimal credit risk exists with respect to the financial institutions.
As of June 30, 2025, we had $
3.0 million in restricted cash. We have an agreement with a financial institution for a letter of credit facility and to issue letters of credit for particular airport authorities, worker’s compensation insurance, property and casualty insurance and other business needs as required in certain lease agreements. Pursuant to the terms of this agreement, $3.0 million of outstanding letters of credit are required to be collateralized by amounts on deposit.
Significant customers are those which represent more than 10% of our total revenue or net accounts receivable balance at each respective balance sheet date. All of our revenue for the three and nine months ended June 30, 2025 and June 30, 2024 was derived from the United CPA, DHL FSA, leases of our
CRJ-700
aircraft to a third party, and MPD. Substantially all of our accounts receivable at June 30, 2025 and September 30, 2024 was derived from these agreements.
United accounted for approximately 98% and 98
% of our total revenue for the three months ended June 30, 2025 and June 30, 2024, respectively, and 98% and 96% of our total revenue for the nine months ended June 30, 2025 and 2024, respectively. A termination of the United CPA would have a material adverse effect on our business prospects, financial condition, results of operations, and cash flows
.
Amounts billed under the United CPA are subject to our interpretation of the applicable agreement and are subject to audit by United. Periodically, our United disputes amounts billed and pay amounts less than the amount billed. Ultimate collection of the remaining amounts not only depends upon the Company prevailing under the applicable audit, but also upon the financial well-being of United. As such, we review amounts due based on historical collection trends, the financial condition of United, and current external market factors and record a reserve for amounts estimated to be uncollectible in accordance with the applicable guidance for expected credit losses. Our allowance for doubtful accounts was not material as of June 30, 2025 or September 30, 2024. If our ability to collect these receivables and the financial viability of United is materially different than estimated, our estimate of the allowance for credit losses could be materially impacted.

5.	Concentrations of Credit Risk
Financial instruments that potentially expose the Company to a concentration of credit risk consist principally of cash and cash equivalents that are primarily held by financial institutions in the United States and accounts receivable. Amounts on deposit with a financial institution may at times exceed federally insured limits. The Company maintains its cash accounts with high credit quality financial institutions and, accordingly, minimal credit risk exists with respect to the financial institutions. As of September 30, 2024, the Company had $3.0 million in restricted cash. We have an agreement with a financial institution for a letter of credit facility and to issue letters of credit for particular airport authorities, worker’s compensation insurance, property and casualty insurance and other business needs as required in certain lease agreements. Pursuant to the terms of this agreement, $3.0 million and $3.1 million of outstanding letters of credit are required to be collateralized by amounts on deposit as of September 30, 2024 and 2023, respectively, which are classified as restricted cash.
Significant customers are those which represent more than 10% of the Company’s total revenue or net accounts receivable balance at each respective balance sheet date. Substantially all of the Company’s consolidated revenue for the fiscal year ended September 30, 2024 was derived from the United CPA. Fiscal years ended September 30, 2023 and 2022 also generated substantial revenue from the American CPA. A large portion of the Company’s receivables at the end of September 30, 2024 and 2023 was also derived from the United CPA.
Amounts billed by the Company under the United CPA are subject to the Company’s interpretation of the applicable agreement and are subject to audit by United. Periodically, United disputes amounts billed and pay amounts less than the amount billed. Ultimate collection of the remaining amounts not only depends upon the Company prevailing under the applicable audit, but also upon the financial well-being of United. As such, the Company reviews amounts due based on historical collection trends, the financial condition of United, and current external market factors and records a reserve for amounts estimated to be uncollectible. The allowance for doubtful accounts was not material at September 30, 2024 and 2023, respectively. If the Company’s ability to collect these receivables and the financial viability of our major partners is materially different than estimated, the Company’s estimate of the allowance could be materially impacted.
American accounted for zero, 23%, and 45% of the Company’s total revenue for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. United accounted for approximately 97%, 73%, and 48% of the Company’s total revenue for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. A termination of the United CPA would have a material adverse effect on the Company’s business prospects, financial condition, results of operations, and cash flows.
Significant vendors are those which represent more than 10% of the Company’s total purchases during the year. The Company had two vendors, AAR and Standard Aero Holdings, Inc. (“Standard Aero”) which individually represented more than 10% of the Company’s purchases during the fiscal year ended September 30, 2024. AAR and Standard Aero accounted for approximately 18% and 11% of the Company’s purchases during the year, respectively. A change to the operations of the Company’s significant vendors could have a material adverse effect on the Company’s financial condition, results of operations, and cash flows.